January 29, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Mr. John Reynolds
                     Assistant Director

  Re:
  Information Services Group, Inc.
  Registration Statement on Form S-1
  Filed on August 11, 2006 (File No. 333-136536)

Dear Mr. Reynolds:

        Our client, Information Services Group, Inc. ("ISG" or the "Company"), has filed today with the Commission Pre-Effective Amendment No. 5 to ISG's Registration Statement on Form S-1.

        The following responds to the Staff's comments contained in your letter dated January 25, 2007 concerning the above-referenced document. The text of the Staff's comments is set forth in italics below, followed by the response of ISG. Certain responses refer to specific pages without reference to a document; these are references to pages of the registration statement contained in Amendment No. 5. The information in these responses was provided to us by ISG.

        Enclosed with the copy of this letter being sent by FedEx to Mr. John Reynolds are four copies of Amendment No. 5, marked to show changes from the Registration Statement on Form S-1 filed on January 9, 2007.

General

1.
We note that the company has revised its "Management" disclosures to include the biographies of three individuals, Frank Martell, Earl Doppelt, and Richard Gould, two of whom appear to have recently left VNU. As VNU would appear to operate in your target industry, please revise to indicate whether any current member of management is a party to non-compete agreement with a former employer and, if so, please: (1) clarify the terms and scope of such agreement; and (2) state the effect that this agreement will or may have on your search for a target and/or operations going forward.

  RESPONSE:

  We have revised the Registration Statement to reflect that no current member of the Company's management is subject to any non-compete clauses as a result of such member's prior employment which would limit the Company's ability to pursue target entities. See p. 44.

  Management, page 62

2.
We note the company has added management biographies for Messrs. Martell, Doppelt, and Gould, indicating that they have served the company since December 2006. However, your response to our prior comments, in particular our prior comment 4 from our letter dated December 14, 2006, indicates that these gentlemen were involved prior to this date. For example, your comment response refers to these men as your "other three founders" and that they had certain agreements in place prior to the filing of the registration statement. We further note that your initial Form S-1, filed August 11, 2006, made reference to your "management team". Please revise your disclosures concerning their start dates to respond to the foregoing statements.

  RESPONSE:

  We have revised the registration statement to clarify that each of Messrs. Martell, Doppelt and Gould were "involved with the Company at its inception, but did not serve in an executive capacity for the Company until he had terminated his employment with [his employer]." See pp. 62-63.

Part II

Item 15 Recent Sales of Unregistered Securities

3.
Please revise your discussion to include the securities transfers made by Oenoke. In particular, but without limit, please address the securities law exemption relied upon for the transfers to Mr. Fitzgerald. In responding to the foregoing, please note that we believe that Oenoke, as a 100% owner of your stock, may be deemed a "co-issuer" for purposes of these transfers—thus, a discussion is warranted here.

  RESPONSE:

  We note that in our response to Comment 4 to your comment letter dated December 14, 2006 we responded, in part, as follows:

    "We do not believe that Oenoke should be deemed to be a statutory underwriter. It was contemplated at the time that shares were originally purchased by Oenoke that a portion of these shares would be held for the purpose of transferring them to the Senior Advisors and Mr. Fitzgerald, as described on page 69 and 72 of the Registration Statement. Although it was contemplated at the time the shares were purchased by Oenoke (which was prior to the initial filing of the Registration Statement by the Company) (i) that the Senior Advisors and Mr. Fitzgerald would act as Senior Advisors and a leasing consultant, respectively, for the Company, and (ii) that there would be a transfer of the shares to the Senior Advisors and Mr. Fitzgerald, the actual transfer of shares was not effectuated at such time, as a matter of administrative convenience."

  Therefore, since Oenoke is not a dealer and as previously stated we do not believe that it should be deemed to be a statutory underwriter, the transfers by Oenoke to each of the Senior Advisors and Mr. Fitzgerald should be exempt from the registration requirements of the Securities Act of 1933, as amended (the "Act"), pursuant to Section 4(1) of the Act.

  If, on the other hand, Oenoke were to be deemed to be a "co-issuer," the transfers to the Senior Advisors and Mr. Fitzgerald would be exempt from the registration requirements of the Act as the transfers fall within the safe harbor provisions of Regulation D, specifically the sales are exempt from registration pursuant to Rule 506 of the Act. We note in this regard that all of the transfers from Oenoke, including Mr. Fitzgerald, the transferees have represented to Oenoke and the Company that they are "accredited investors" within the meaning of the rules promulgated under the Act and have agreed to certain restrictions on transfer with respect to the transferred securities.

  We have revised Item 15 of Part II of the Registration Statement to reflect these transfers. See p. II-4.

Exhibits—General

4.
As noted below, we have several comments regarding the exhibits you have filed, particularly with respect to the insider letters. Please revise your Exhibits Table to explicitly refer to the parties to these letters so that we may verify that all management members have in fact signed and obligated themselves accordingly.

  RESPONSE:

  We have revised the Exhibits Table to explicitly refer to the parties to each of the insider letters. All members of management have in fact signed such letter agreements.

Exhibit 10.8

5.
Clause D of your Form of Stock Escrow agreement states that "the Stockholders have agreed to deposit all shares of Common Stock they own...and Oenoke has agreed to deposit all warrants it is to purchase pursuant to the Private Placement Agreement." Please confirm that this clause covers all of the company's existing and outstanding Units, warrants, and common stock. Also, please file validly executed copies of this agreement.

  RESPONSE:

  Prior to the consummation of the initial public offering the Company does not have any issued and outstanding units. The clause in the Stock Escrow Agreement does, in fact, cover all of the Company's issued and outstanding warrants and shares of common stock (prior to the consummation of the initial public offering). As it is not contemplated that this agreement will be executed prior to the execution and delivery of the underwriting agreement, we have not filed a validly executed copy of this agreement.

Exhibit 10.16

6.
We note that the company has filed a "Stock Transfer Agreement" between Oenoke and William Fitzgerald relating to the transfer of 12,500 shares. However, the Annex to that agreement does not appear to have been signed by the investor. Please advise or revise.

  RESPONSE:

  The Company has re-filed this exhibit to include an executed version of the Annex. See Exhibit 10.16.

Exhibit 10.19

7.
Please clarify your statement under "Reimbursement of Vendor Obligations" to indicate what sorts of debts or obligations may be owed to a vendor which would not represent a "service fee" or "product purchase price" as well as your reference to debts "owed to any entity other than a vendor." In addition, please revise your Risk Factor disclosure to include these carve-outs.

  RESPONSE:

  For the Staff's information, we have clarified the statement under "Reimbursement of Vendor Obligations" to indicate that the sort of debts or obligations that may be owed to vendors that do not represent "service fees" or "product purchase prices" relate to potential tort claims brought by a vendor against the Company. In addition, our reference to debts "owed to any entity other than a vendor" contemplates a potential tort claim brought by any third party. We have revised Exhibits 10.19 through 10.22 and our Risk Factor disclosure accordingly. See pp. 17, 52.

Exhibit 10.28

8.
Based on our review, Mr. Fitzgerald appears to be the "leasing consultant" you refer to on page 69. Otherwise he appears unrelated to your offering. However, this agreement contains certain clauses—particularly concerning the trust indemnification—which normally only apply to management and/or directors. Please confirm that this is the correct agreement and, if necessary, revise.

  RESPONSE:

  Mr. Fitzgerald is the leasing consultant who is referred to on page 69. You are correct that it is not contemplated that he will indemnify the Company as provided for in the previously filed letter agreement. We have filed with this Registration Statement an amended and restated letter agreement which sets forth his agreement with the Company. See Exhibit 10.28.

Exhibit 10.29

9.
The agreement you have filed refers to "[t]he undersigned senior advisor" but appears to have been signed by only Mr. Connors who is your Chief Executive Officer. Please revise or advise.

  RESPONSE:

  This Agreement is an agreement that has been made by Oenoke Partners, LLC ("Oenoke"). As Oenoke is not a senior advisor of the Company we have filed an amended and restated letter agreement which removes the reference to "senior advisor." See Exhibit 10.29.

Exhibits to Amendment No. 4—General

10.
We note that the company has amended several "insider letters" including those filed as exhibits 10.19, 10.20, 10.21, and 10.22—however, we were unable to discern what you had changed in these letters. For example, we noted that Clause 1(f) was added to exhibit 10.19, but not to the other insider letters. Please advise.

  RESPONSE:

  These agreements have been amended and restated and re-filed with the Company's Registration Statement to reflect certain additional agreements being made by the Company's officers and directors for the benefit of the Company and its shareholders. Clause 1(f) which is included in Mr. Connors' letter provides for transfer restrictions in respect of his membership interests in Oenoke. The other members of Oenoke Partners agreed to comparable transfer restrictions at the time membership interests of Oenoke were conveyed to them. We enclose for your convenience and review marked copies of each of these agreements, which copies reflect the changes which have been made to these agreements as compared to the agreements which were filed with the Commission as exhibits to the Company's Registration Statement that was filed on December 22, 2006.

*  *  *

        Thank you for your continuing assistance regarding these filings. Please contact the undersigned at (212) 836-7061 or William Lonergan at (212) 836-7190 with any further comments or questions you may have.

                      Sincerely,